Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Lease liabilities
17. Lease liabilities

The lease agreements have an average term of 12 years and weighted average rate of 9.58% p.a.

	December 31, 2023	December 31, 2022
Opening balance	140,563	160,542
Additions for new lease agreements (i)	21,103	12,002
Renegotiation	2,768	-
Cancelled contracts (ii)	(38,386)	(3,180)
Interest	12,717	13,143
Payment of interest	(11,637)	(14,941)
Payment of principal	(30,471)	(27,003)
	96,657	140,563
Current liabilities	17,078	23,151
Non-current liabilities	79,579	117,412
	96,657	140,563

(i)	Refers to new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), in the new location in São Paulo.
(ii)	Refers to cancellated contract of the previous property used to offer Anglo course.

Short-term leases (lease period of 12 months or less) and leases of low-value assets (such as personal computers and office furniture) are recognized on a straight-line basis in rent expenses for the period and are not included in lease liabilities. Fixed and variable lease payments, including those related to short-term contracts and to low-value assets, were the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Fixed Payments	42,108	41,944
Payments related to short-term contracts and low value assets, variable price contracts (note 26)	23,943	18,312
	66,051	60,256